Redeemable Owners' Investment (Details) ¥ in Thousands				12 Months Ended
	Jul. 10, 2018 HKD ($)	Jun. 24, 2016 CNY (¥)	Sep. 01, 2015 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Dec. 31, 2016
Redeemable Owners' Investment (Details) [Line Items]
Voting rights, description				Holders of the Redeemable Owners’ Investment are entitled to Veto right in the board of directors meeting or shareholders meeting for certain events, including: (1) Merger, spin-off, dismissal, acquisition, liquidation which change the legal form of Shenzhen Meten; (2) Material change of the principal activities of Shenzhen Meten; (3) Provide external guarantee or loans with amounts over RMB5,000; and (4) Initiate a litigation or arbitration with the potential claim of over RMB1,000.
Ordinary shares (in Dollars)	$ 380,000			¥ 762,080
Shenzhen Meten [Member]
Redeemable Owners' Investment (Details) [Line Items]
Ordinary shares (in Dollars) | $					$ 1,213,871
First Tranche Redeemable Owners’ Investment [Member]
Redeemable Owners' Investment (Details) [Line Items]
Total consideration amount (in Yuan Renminbi)			¥ 20,000
Annual interest, percentage				10.00%
First Tranche Redeemable Owners’ Investment [Member] | Shenzhen Meten [Member]
Redeemable Owners' Investment (Details) [Line Items]
Equity interest, percentage							1.81%
Second Tranche Redeemable Owners’ Investment [Member]
Redeemable Owners' Investment (Details) [Line Items]
Total consideration amount (in Yuan Renminbi)		¥ 170,000
Annual interest, percentage				10.00%
Second Tranche Redeemable Owners’ Investment [Member] | Shenzhen Meten [Member]
Redeemable Owners' Investment (Details) [Line Items]
Equity interest, percentage						9.62%